Corporate Information - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands	Mar. 04, 2021 ARS ($)	Dec. 16, 2020 ARS ($) $ / shares shares	Oct. 15, 2020 ARS ($) $ / shares shares	Aug. 26, 2020 ARS ($) $ / shares shares	Jul. 17, 2020 ARS ($) $ / shares shares	May 21, 2019 USD ($) Voting_Rights shares	May 21, 2019 $ / shares
Play Digital SA [Member]
Discription Of Corporate Information [Line Items]
Percentage of shares acquired to common shares and votes		9.9545%
Face value per share | $ / shares		$ 1	$ 1	$ 1	$ 1
Shares acquired | shares		18,276,059	58,017,400	26,634,046	16,250,000
Payment for Acquisition of Shares		$ 20,727	$ 61,689	$ 27,250	$ 16,250
Capital contribution in advance of future share subscription	$ 19,505
Argenpay SAU [Member]
Discription Of Corporate Information [Line Items]
Percentage of shares acquired to common shares and votes						100.00%
Face value per share | $ / shares							$ 1
Shares acquired | shares						100,000
Number of voting right on share | Voting_Rights						1
Payment for Acquisition of Shares						$ 100